CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,065.3	$ 1,111.0
Cost of sales	995.7	974.1
Gross profit	69.6	136.9
General and administrative expenses	(42.0)	(42.1)
Exploration expenses	(34.5)	(39.2)
Impairment charges, net of reversal	(287.8)	0.0
Other expenses	(43.4)	(21.5)
Earnings (loss) from operations	(338.1)	34.1
Share of net loss from investments in associate, net of income taxes	(26.0)	12.6
Finance costs	(14.4)	(8.8)
Foreign exchange loss	(3.5)	(13.6)
Interest income, derivatives and other investment gains (losses)	29.1	4.9
Earnings (loss) before income taxes	(328.3)	15.1
Income taxes	(30.4)	(38.0)
Net loss from continuing operations	(358.7)	(22.9)
Net earnings (loss) from discontinued operations	(39.3)	3.2
Net loss	(398.0)	(19.7)
Net loss from continuing operations attributable to
Equity holders of IAMGOLD Corporation	(373.3)	(31.4)
Non-controlling interests	14.6	8.5
Net loss attributable to
Equity holders of IAMGOLD Corporation	(412.6)	(28.2)
Non-controlling interests	14.6	8.5
Net loss	$ (398.0)	$ (19.7)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding (in millions) - Basic and diluted	468.0	466.5
Earnings (loss) per share
Basic and diluted loss per share from continuing operations (in dollars per share)	$ (0.80)	$ (0.07)
Basic and diluted earnings (loss) per share from discontinued operations (in dollars per share)	(0.08)	0.01
Basic and diluted loss per share (in dollars per share)	$ (0.88)	$ (0.06)
Associates
Condensed Income Statements, Captions [Line Items]
Share of net loss from investments in associate, net of income taxes	$ (1.4)	$ (1.5)